VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Argentina: 2.6%
9,888	(1)	MercadoLibre, Inc.	$ 14,556,520	2.6

		Brazil: 4.6%
512,765		B3 SA - Brasil Bolsa Balcao	4,980,388	0.9
390,185		Localiza Rent a Car SA	4,155,115	0.7
1,376,706		Magazine Luiza SA	4,911,348	0.9
126,965	(1)	Pagseguro Digital Ltd.	5,878,480	1.0
491,027		Raia Drogasil SA	2,194,885	0.4
102,520	(1)	XP, Inc.	3,861,928	0.7
			25,982,144	4.6

		China: 40.0%
349,996	(1)	Alibaba Group Holding Ltd.	9,944,305	1.8
61,608	(1)	Alibaba Group Holding Ltd. BABA ADR	13,968,382	2.5
33,894	(1),(2)	Bilibili, Inc. ADR	3,628,692	0.6
1,996,500	(3)	Budweiser Brewing Co. APAC Ltd.	5,976,261	1.1
1,195,200		China Gas Holdings Ltd.	4,907,113	0.9
97,467		Contemporary Amperex Technology Co. Ltd. - A Shares	4,844,358	0.9
106,393	(1),(2)	Dada Nexus Ltd. ADR	2,887,506	0.5
319,211		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	7,812,905	1.4
298,780		Hundsun Technologies, Inc. - A Shares	3,852,264	0.7
52,960	(1)	JD.com, Inc. ADR	4,466,117	0.8
124,814	(1)	JD.com, Inc. - Class A	5,263,698	0.9
545,887		Jiangsu Hengli Hydraulic Co. Ltd.	7,481,462	1.3
132,726	(1)	KE Holdings, Inc. ADR	7,562,727	1.4
1,288,000		Kingdee International Software Group Co., Ltd.	4,039,154	0.7
19,500		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	5,997,229	1.1
358,677	(1),(3)	Meituan Class B	13,997,082	2.5
417,200		Midea Group Co. Ltd. - A Shares	5,256,829	0.9
273,200		NetEase, Inc.	5,617,794	1.0
52,089		NetEase, Inc. ADR	5,378,710	1.0
398,342	(1)	New Oriental Education & Technology Group, Inc. ADR	5,576,788	1.0
213,171		Pharmaron Beijing Co. Ltd. - A Shares	4,897,060	0.9
3,169,275		Ping An Bank Co. Ltd. - A Shares	10,669,211	1.9
405,000		Ping An Insurance Group Co. of China Ltd. - H Shares	4,844,349	0.9
77,221		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	4,728,959	0.8
331,400		Shenzhou International Group Holdings Ltd.	6,931,745	1.2
248,300		Sichuan Swellfun Co. Ltd.	2,718,777	0.5
279,000		Sunny Optical Technology Group Co. Ltd.	6,409,787	1.1
298,900		Tencent Holdings Ltd.	23,854,478	4.3
256,094		Wanhua Chemical Group Co. Ltd. - A Shares	4,150,916	0.7
1,144,000	(1),(3)	Wuxi Biologics Cayman, Inc.	14,426,705	2.6
3,208,000		Xinyi Solar Holdings Ltd.	5,317,420	0.9
114,610		Yum China Holdings, Inc.	6,786,058	1.2
			224,194,841	40.0

		Hong Kong: 4.9%
773,200		AIA Group Ltd.	9,461,471	1.7
99,800		Hong Kong Exchanges and Clearing Ltd.	5,920,725	1.1
701,000		Techtronic Industries Co., Ltd.	12,017,809	2.1
			27,400,005	4.9

		India: 16.9%
153,900		Asian Paints Ltd.	5,354,628	1.0
81,800		Britannia Industries Ltd.	4,067,294	0.7
307,760	(1)	HDFC Bank Ltd. ADR	23,909,875	4.3
800,953	(1),(3)	HDFC Life Insurance Co., Ltd.	7,644,015	1.4
153,909		Hindustan Unilever Ltd.	5,133,268	0.9
576,457		Housing Development Finance Corp.	19,806,691	3.5
357,900	(1)	Kotak Mahindra Bank Ltd.	8,620,012	1.5
288,648		Reliance Industries Ltd.	7,936,731	1.4
278,937		Tata Consultancy Services Ltd.	12,153,808	2.2
			94,626,322	16.9

		Indonesia: 1.9%
2,675,700		Bank Central Asia Tbk PT	5,730,273	1.0
15,523,600		Bank Rakyat Indonesia	4,709,617	0.9
			10,439,890	1.9

		Macau: 0.9%
1,010,400	(1)	Sands China Ltd.	5,064,248	0.9

		Mexico: 1.2%
2,124,221		Wal-Mart de Mexico SAB de CV	6,708,504	1.2

		Panama: 0.6%
45,045		Copa Holdings S.A.- Class A	3,639,185	0.6

		Poland: 1.1%
452,075	(1),(3)	Allegro.eu SA	6,363,674	1.1

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: 0.8%
262,679	(1)	Jeronimo Martins SGPS SA	$ 4,420,442	0.8

		Singapore: 3.6%
91,249	(1)	Sea Ltd. ADR	20,369,514	3.6

		South Africa: 1.6%
327,344	(1)	Bid Corp. Ltd.	6,345,669	1.1
27,803	(1)	Capitec Bank Holdings Ltd.	2,672,759	0.5
			9,018,428	1.6

		South Korea: 7.3%
5,429		LG Chem Ltd.	3,885,116	0.7
8,196		NCSoft Corp.	6,335,044	1.1
427,622		Samsung Electronics Co., Ltd. 005930	30,936,152	5.5
			41,156,312	7.3

		Taiwan: 7.5%
203,419		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,060,399	4.3
847,223		Taiwan Semiconductor Manufacturing Co., Ltd.	17,841,849	3.2
			41,902,248	7.5

		Turkey: 0.5%
350,796		BIM Birlesik Magazalar AS	3,004,596	0.5

		United Kingdom: 0.8%
203,201		Prudential PLC	4,328,720	0.8

		United States: 2.6%
37,272	(1)	EPAM Systems, Inc.	14,785,430	2.6

	Total Common Stock
	(Cost $319,293,492)		557,961,023	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements: 0.7%
1,000,000	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/24-01/01/59)	1,000,000	0.2
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.2
1,000,000	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.2
798,584	(4)	Nomura Securities, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $798,584, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $814,556, due 11/01/35-02/15/61)	798,584	0.1

	Total Repurchase Agreements
	(Cost $3,798,584)		3,798,584	0.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
3,980,523	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $3,980,523)	3,980,523	0.7

	Total Short-Term Investments
	(Cost $7,779,107)	7,779,107	1.4

	Total Investments in Securities (Cost $327,072,599)	$ 565,740,130	100.8
	Liabilities in Excess of Other Assets	(4,578,001)	(0.8)
	Net Assets	$ 561,162,129	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	22.3%
Financials	20.9
Consumer Discretionary	18.9
Communication Services	11.6
Consumer Staples	9.7
Industrials	5.7
Health Care	4.3
Materials	2.4
Energy	1.4
Real Estate	1.3
Utilities	0.9
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$14,556,520	$–	$–	$14,556,520
Brazil	25,982,144	–	–	25,982,144
China	50,254,980	173,939,861	–	224,194,841
Hong Kong	–	27,400,005	–	27,400,005
India	23,909,875	70,716,447	–	94,626,322
Indonesia	–	10,439,890	–	10,439,890
Macau	–	5,064,248	–	5,064,248
Mexico	6,708,504	–	–	6,708,504
Panama	3,639,185	–	–	3,639,185
Poland	–	6,363,674	–	6,363,674
Portugal	4,420,442	–	–	4,420,442
Singapore	20,369,514	–	–	20,369,514
South Africa	–	9,018,428	–	9,018,428
South Korea	–	41,156,312	–	41,156,312
Taiwan	24,060,399	17,841,849	–	41,902,248
Turkey	$–	$3,004,596	$–	$3,004,596
United Kingdom	–	4,328,720	–	4,328,720
United States	14,785,430	–	–	14,785,430
Total Common Stock	188,686,993	369,274,030	–	557,961,023
Short-Term Investments	3,980,523	3,798,584	–	7,779,107
Total Investments, at fair value	$192,667,516	$373,072,614	$–	$565,740,130

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $327,266,699.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$252,245,446
Gross Unrealized Depreciation	(13,778,040)

Net Unrealized Appreciation	$238,467,406